Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Summary of Reportable Segment

The table below provides a summary of the Group’s reportable segment results for the years ended December 31, 2020, 2021 and 2022:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues
Color Cosmetics Brands	4,919,317	4,869,279	2,415,500
Skincare Brands	200,819	855,241	1,241,528
Others	113,034	115,453	49,094
Total net revenues	5,233,170	5,839,973	3,706,122

Loss from operations
Color Cosmetics Brands	(695,684)	(823,296)	(476,998)
Skincare Brands	(76,111)	(220,854)	(63,095)
Others	(7,659)	(8,081)	755
Unallocated expenses (a)	(1,903,217)	(572,013)	(389,560)
Total loss from operations	(2,682,671)	(1,624,244)	(928,898)
Reconciliation
Financial income	14,313	45,658	34,656
Foreign currency exchange losses	(2,774)	(1,751)	(35,357)
Income from equity method investments, net	(293)	5,978	12,548
Impairment loss of investments	-	(1,375)	(5,078)
Other (expenses) income, net	(10,020)	27,775	103,501
Loss before income tax expenses	(2,681,445)	(1,547,959)	(818,628)

(a) Unallocated expenses represent share-based compensation and amortization of intangible assets resulting from assets and business acquisitions, which are not allocated to segments.

No asset information is provided for reportable segments as no such information provides to the CODM to evaluate the segment performance and most assets are managed at the group level.

Substantially all revenues and long-lived assets of Group are derived from and located in the PRC.